Investment in Financial Assets	6 Months Ended
Jun. 30, 2024
Investment in Financial Assets [Abstract]
INVESTMENT IN FINANCIAL ASSETS

NOTE 5:- INVESTMENT IN FINANCIAL ASSETS

Share Purchase Agreement

On June 25, 2023, the Company entered into a share purchase agreement (the “Share Purchase Agreement”) with AutoMax Motors Ltd. (“AutoMax”), an Israeli company traded on the Tel Aviv Stock Exchange (“TASE”) and the leading parallel importer and distributor of vehicles in Israel, pursuant to which, at the closing and upon the terms and conditions set forth in the Share Purchase Agreement, the Company invested NIS 2,500 (approximately $689) in cash, in exchange for ordinary shares, NIS 0.05 par value, of AutoMax (the “AutoMax Shares”) based on a price per share of NIS 0.5. As of June 30, 2024, the listed share price of AutoMax on the TASE was NIS 0.213, and the Company has recorded a loss in its statements of comprehensive loss of $246 on its investment.

Bridge Loan Agreement

On January 16, 2024, the Company entered, as a lender, into an agreement (the “Bridge Loan Agreement”) with AutoMax, pursuant to which AutoMax received from the Company a bridge loan (the “Bridge Loan”) in the amount of $1,400, further to the previously announced non-binding letter of intent for the Company to acquire AutoMax (the “AutoMax Acquisition”).

The Bridge Loan Agreement states that the principal amount of the Bridge Loan will bear interest at a rate of 7% per annum (or 9% per annum if the AutoMax Acquisition is not consummated prior to the repayment date), compounded annually. The Bridge Loan amount, together with any accrued interest (the “Owed Amount”), may be repaid in part or in whole at the discretion of AutoMax prior to the repayment date. The repayment of the Owed Amount will be due at the earlier date of: (a) the consummation of the Merger (as defined below), in which the Owed Amount shall be deemed a part of, and set-off against, the financing amount the Company will provide AutoMax with upon Closing, which is expected to be $4,250; or (b) if the definitive agreement for the AutoMax Acquisition is terminated in accordance with its terms, within three months from such termination date; or (c) July 15, 2024.

On June 9, 2024, the Company entered into an amendment (the “Amendment”) to the Bridge Loan Agreement with AutoMax. Pursuant to the Amendment, the Company extended an additional loan in the amount of $1,000 to AutoMax under terms similar to the Bridge Loan Agreement, bringing the total Bridge Loan amount to $2,400. In addition, the repayment date was amended such as that the Owed Amount will be due at the earlier date of: (a) the consummation of the Merger, in which the Owed Amount shall be deemed a part of, and set-off against, the financing amount the Company will provide AutoMax with upon Closing, which is expected to be $4,250; or (b) if the definitive agreement for the AutoMax Acquisition is terminated in accordance with its terms, within three months from such termination date. As of June 30, 2024, the loan amount and accrued interest stand at $2,448.

On September 5, 2024, the Company entered into a second amendment (the “Second Amendment”) to the Bridge Loan Agreement with AutoMax. Pursuant to the Second Amendment, the Company extended an additional loan in the amount of $1,850 to AutoMax under terms similar to the Bridge Loan Agreement, bringing the total Bridge Loan amount to $4,250. In consideration for the loan amount, AutoMax established a first ranking fixed charge security interest on AutoMax’s shares of its wholly-owned subsidiary AutoMax Leasing Ltd. in favor of the Company.

Merger Agreement

On April 10, 2024, the Company entered into an Agreement and Plan of Merger, as amended (the “Merger Agreement”) with AutoMax and SciSparc Merger Sub Ltd., an Israeli limited company and wholly-owned subsidiary of the Company (“Merger Sub”). Upon the terms and subject to the satisfaction of the conditions described in the Merger Agreement, including approval of the transaction by the Company’s shareholders and AutoMax’s shareholders, Merger Sub will be merged with and into AutoMax, with AutoMax surviving the Merger as a wholly-owned subsidiary of the Company (the “Merger”) (see also note 6).

At the effective time of the Merger (the “Effective Time”, as further defined in the Merger Agreement): (a) each outstanding share of AutoMax’s share capital will be converted into the right to receive ordinary shares of the Company, equal to the exchange ratio set forth in the Merger Agreement (the “Exchange Ratio”). Under the Exchange Ratio, following the Effective Time, the former AutoMax shareholders immediately before the Merger (other than the Company) are expected to hold together approximately 47.49% (minus the Finder Fee, as defined in the Merger Agreement) of the aggregate number of the outstanding ordinary shares of the Company on fully diluted basis (subject to certain exceptions). The shareholders of the Company, together with the holders of the Company’s convertible securities, immediately before the Merger are expected to hold together approximately 52.51% of the aggregate number of the outstanding ordinary shares of the Company on fully diluted basis (subject to certain exceptions); (b) subject to the consummation of the Merger (as defined in the Merger Agreement, the “Closing”), and immediately after the Effective Time, AutoMax shall have the right to (i) designate two members to the Company’s board of directors (the “Company’s Board”) if the Company’s Board is comprised of five or six directors; or (ii) designate three members if the Company’s Board is comprised of seven directors. At least one such designee shall be an independent director, as defined under the Nasdaq Stock Market listing rules.